COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands, ₪ in Millions		12 Months Ended
	Nov. 02, 2021 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Rent expense		$ 3,784	$ 3,141	$ 3,282
Short-term lease expense		82
Bank guarantees		576
Short-term maturities of operating lease liabilities		126
Guarantees in favor of lease		411
Damages claimed by Netonomy Ltd | ₪	₪ 2.6
Operating Lease, Payments		$ 2,843	$ 3,253	$ 3,812